Label	Element	Value
Risk Return	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Document Creation Date	dei_DocumentCreationDate	Feb. 12, 2015
Prospectus Date	rr_ProspectusDate	Feb. 12, 2015